OTHER FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
OTHER FINANCIAL INFORMATION
Schedule of items reported in earnings

	December 31,	December 31,	December 31,
	2019	2018	2017
Research and development expense	$198.5	$165.3	$166.5
Depreciation expense	57.1	60.4	61.2
Rent expense	81.4	80.4	61.1
Advertising expense	30.3	35.2	32.6

Schedule of items reported in accrued expenses

	December 31,	December 31,
	2019	2018
Deferred revenue	$160.9	$170.5
Accrued payroll and other employee compensation	145.4	133.6
Product warranty	43.2	44.9
Litigation reserve (see Note 18)	92.9	60.0
Other (includes liabilities related to lease obligations, see note 8)	425.3	395.3
Total	$867.7	$804.3

Schedule of change in the sales returns and allowances and allowance for doubtful accounts

	Year Ended
	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$36.0	$28.3	$18.0
Provision charged to expense	59.6	55.3	55.3
Deductions	(43.6)	(47.6)	(45.0)
Ending balance	$52.0	$36.0	$28.3

Schedule of change in inventory obsolescence

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$30.6	$15.3	$1.2
Provision charged to expense	21.3	20.9	14.4
Write-offs and other	7.8	(5.6)	(0.3)
Ending balance	$59.7	$30.6	$15.3

Schedule of change in the income tax valuation allowance

	December 31,	December 31,	December 31,
	2019	2018	2017
Beginning balance	$208.0	$108.5	$89.0
Additions (reductions) charged to expense	17.0	105.1	1.9
Additions (reductions) charged to other accounts	(19.3)	(5.6)	17.6
Ending balance	$205.7	$208.0	$108.5